Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Schedule Of Income Statement Of Discontinued Operations

The results of Calyxt were as follows :

	For the year ended December 31,
	2023*	2024	2025

Revenues and other income	43	-	-
Operating expenses	(10,944)	-	-
Operating income (loss)	(10,901)	-	-
Net Financial gain (loss)	(3,307)	-	-
Profit from deconsolidation	22,600
Net income (loss) from discontinued operations	8,392	-	-

* Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation

The earning per share attributable to Calyxt is as follows :

	For the year ended December 31,
	2023*	2024	2025

Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	0.28	-	-

* Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation

Calyxt [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Schedule Of Cash Flow Statement Of Discontinued Operations

The net cash flows incurred by Calyxt are as follows:

	For the year ended December 31,
	2023*	2024	2025

Net cash flows provided by (used in) operating activities of discontinued operations	(3,644)
Net cash flows provided by (used in) investing activities of discontinued operations	79
Net cash flows provided by (used in) financing activities of discontinued operations	1,781
(Decrease) increase in cash and cash equivalents	(1,784)

* Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation